Schedule of income tax provision (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Current income tax			$ 23,086
(Over) provision current taxation in respect of prior period	(94,903)	(128,612)
Income taxes foreign	(94,903)	(128,612)	23,086
Loss before tax	(1,757,562)	(2,381,848)	(1,010,881)
Tax calculated at tax rate @17% (2023: 17%)	(298,785)	(404,914)	(171,849)
- Effect of tax rates in foreign jurisdiction	77,695	105,292
- Tax effect on expense not deductible for tax purposes	17,613	23,868	31,232
- Income not subject to tax			(9,521)
- Singapore statutory stepped income exemption			(14,682)
- Utilisation of capital allowance			(68)
- Deferred tax assets on temporary differences not recognized	203,477	275,754	178,653
- Under/(Over) provision of current taxation in respect of prior period	(94,903)	(128,612)	12,062
- Others			(2,741)
Tax charge	$ (94,903)	$ (128,612)	$ 23,086